Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
(22) Subsequent Events
Material Modifications to Rights of Security Holders
On February 19, 2026 the Company filed a Certificate of Amendment to the Company’s Second Amended and Restated Certificate of Incorporation with the Secretary of State for the State of Delaware to effect a one-for-seven
(1:7) reverse stock split of each class of the Company’s common stock, effective as of 12:01 a.m., Eastern time on February 23, 2026. The Class A common stock began trading on a Reverse Stock Split-adjusted basis on the Nasdaq on February 23, 2026. The trading symbol for the Class A common stock remains BTM.
As a result of the Reverse Stock Split, the number of issued and outstanding shares was reduced from 35,495,968 shares of Class A common stock and 37,846,102 shares of Class M common stock to 5,070,852 shares of Class A common stock and 5,406,586 shares of Class M common stock as of February 23, 2026.
Massachusetts Attorney General Litigation
On February 3, 2026, Bitcoin Depot Operating LLC and the Company were made aware of a civil complaint from the Attorney General of the Commonwealth of Massachusetts in connection with a suit filed against the Company in the Superior Court of the Commonwealth of Massachusetts for Suffolk County. See Note 21 for further discussion.
Acquisition of Kutt, Inc.
On February 27, 2026, the Company acquired all outstanding shares of Kutt, Inc., a peer-to-peer social betting platform that enables users to create and participate in wagers directly with one another on publicly verifiable outcomes. The acquisition will be accounted for as a Business Combination under ASC 805, and will be recognized in the Company’s reported results for the first quarter of 2026.